Long-Term Debt Maturities (Parenthetical) (Detail) (Senior Notes, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 29, 2009
Senior Notes
Debt Instrument [Line Items]
Discount on issue	$ 8,536	$ 9,470	$ 11,468